Segment information - Additional Information (Details)	Dec. 31, 2022 EUR (€) segment	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of operating segments [line items]
Number of reportable segment | segment	2
Property and equipment	€ 348,000,000	€ 372,000,000
Luxembourg
Disclosure of operating segments [line items]
Property and equipment	€ 0	€ 0	€ 0